12. INCOME TAXES: Schedule of expiration of non-capital loss carry forwards (Details)	12 Months Ended
Jan. 31, 2022 CAD ($)
Non-capital loss carry forwards	$ 10,800,645
Year of expiration - 2026
Non-capital loss carry forwards	605,469
Year of expiration - 2027
Non-capital loss carry forwards	808,472
Year of expiration - 2028
Non-capital loss carry forwards	942,980
Year of expiration - 2029
Non-capital loss carry forwards	466,936
Year of expiration - 2030
Non-capital loss carry forwards	957,373
Year of expiration - 2031
Non-capital loss carry forwards	974,551
Year of expiration - 2032
Non-capital loss carry forwards	876,759
Year of expiration - 2033
Non-capital loss carry forwards	910,383
Year of expiration - 2034
Non-capital loss carry forwards	908,862
Year of expiration - 2035
Non-capital loss carry forwards	606,902
Year of expiration - 2036
Non-capital loss carry forwards	488,504
Year of expiration - 2037
Non-capital loss carry forwards	366,614
Year of expiration - 2038
Non-capital loss carry forwards	336,016
Year of expiration - 2039
Non-capital loss carry forwards	205,817
Year of expiration - 2040
Non-capital loss carry forwards	522,300
Year of expiration - 2041
Non-capital loss carry forwards	406,645
Year of expiration - 2042
Non-capital loss carry forwards	$ 416,062